Loans Modified as Troubled Debt Restructuring within Previous Twelve Months and for which There Was Payment Default During Current Fiscal Year (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 51,547	¥ 70,841
Domestic
Financing Receivable, Modifications [Line Items]
Recorded investment	43,360	70,726
Domestic | Manufacturing
Financing Receivable, Modifications [Line Items]
Recorded investment	9,719	21,144
Domestic | Construction and real estate
Financing Receivable, Modifications [Line Items]
Recorded investment	1,673	3,500
Domestic | Services
Financing Receivable, Modifications [Line Items]
Recorded investment	2,479	3,707
Domestic | Wholesale and retail
Financing Receivable, Modifications [Line Items]
Recorded investment	23,979	21,916
Domestic | Transportation and communications
Financing Receivable, Modifications [Line Items]
Recorded investment	1,151	14,069
Domestic | Other industries
Financing Receivable, Modifications [Line Items]
Recorded investment		107
Domestic | Individuals
Financing Receivable, Modifications [Line Items]
Recorded investment	4,359	6,283
Foreign
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 8,187	¥ 115